Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 1,074
Less accumulated depreciation	(121)
Property and equipment, net	953
Buildings & Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	613
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	410
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 51